Related Party	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related party

Note 27 — Related party

Transactions with related parties for the years ended December 31, 2023 and 2022 are shown in the table below. Certain related parties in 2022 were no longer related parties in 2023 as a result of change in the status of their shareholdings, job situation or both.

	2023	2022
	EUR	EUR
Other receivables – related parties
Alessandro Aleotti (Shareholder, former Chief Strategy Officer and Director)	-	333
Marco Sala (Shareholder, former Director of Brera Milano in 2022)	-	333
Sergio Carlo Scalpelli (Shareholder, former Chief Executive Officer and Director)	-	333
Christian Rocca (Shareholder)	-	334
E-Work SpA (UYBA’s shareholder)	11,433	-
Brera Calcio AS (Shareholder of the Company being the President of this entity)	-	3,076
Total	11,433	4,409

Deposits and prepayments – related parties
Max Srl (Shareholder)	-	38,856
Stefano Locatelli (Shareholder)	-	35,868
Sergio Carlo Scalpelli (Shareholder, former Chief Executive Officer and Director)	-	22,020
Total	-	96,744

Trade and other payables – related parties
Max Srl (Shareholder)	-	19,666
Stefano Locatelli (Shareholder)	-	9,867
Sergio Carlo Scalpelli (Shareholder, former Chief Executive Officer and Director)	-	4,146
Francesca Duva (Director of Brera Milano)	-	3,090
Edimen Srl (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA)	22,418	-
Pandev Sports (owned by Goran Pandev)	4,175	-
Linking Srl (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA)	6,100	-
E-Work Holding Srl (UYBA’s shareholder)	6,966	-
Circuito Lombardia (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA)	141,848	-
Total	181,507	36,769

As of December 31, 2023 and 2022, balances due from and due to related parties primarily represent net monetary advancements to or from the related parties for our Company’s normal course of business.

During the year ended December 31, 2023, the Group engaged the following related parties to provide services:

●	DCS & Partners (related to Francesca Duva): consulting agreement to provide legal services of about EUR17,940.

●	Francesca Duva was the director of Brera Milano from January 1, 2023, to June 30, 2023, and the CEO of Brera Milano from July 1, 2023 to December 31, 2023. The total compensation of Duva is EUR30,000, and the social contribution is EUR7,592 for the year ended December 31, 2023.

●	Linking Srl (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA): consulting marketing services with EUR30,000 expense balance.

●	Circuito Lombardia (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA): marketing services with EUR3,652 expense balance.

●	Circuito Linx (owned by Gianluigi Vigano, the Chief Executive Officer of UYBA): marketing services with EUR7,055 expense balance.

●	Giuseppe Pirola: waived loan to UYBA for EUR450,000.

●	Selene SaS (owned by Guiseppe Pirola): waived loan to UYBA for EUR390,500.

●	Boustead Securities, LLC (Daniel Joseph McClory is the Head of Equity Capital Markets and Head of China): consulting and due diligence services with EUR150,900 expense balance.

●	Pandev Sport Center (owned by Goran Pandev).

During the years ended December 31, 2022 and 2021, Brera Milano engaged SWG S.p.A., or SWG, to provide certain polling services, free of charge, and without agreements in writing. SWG is beneficially owned by Adrio Maria de Carolis, a former beneficial owner of Class A Ordinary Shares.